Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Entity Registrant Name	China Cablecom Holdings, Ltd.
Entity Central Index Key	0001416569
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	CABLF
Entity Common Stock, Shares Outstanding	13,693,780
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No